Offerings - Offering: 1	Aug. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	49.63
Maximum Aggregate Offering Price	$ 49,630,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 7,325.39
Offering Note	FN1 to "Amount Registered ": This registration statement covers the offering of 1,000,000 shares of common stock of HNI Corporation (the Corporation), par value $1.00 per share (Common Stock), to be issued pursuant to the HNI Corporation Profit Sharing Retirement Plan (as amended and restated, the Plan). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), this registration statement also covers (a) an indeterminate number of additional shares of Common Stock which, by reason of changes in the capitalization of the Corporation and other events specified in the Plan, may become subject to the Plan, and (b) an indeterminate amount of Plan interests to be offered or sold pursuant to the Plan. FN 2 to "Fee Calculation Rule," "Proposed Maximum Offering Price Per Unit," and "Maximum Aggregate Offering Price": Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices per share of the Common Stock on August 13, 2024, as reported on the New York Stock Exchange.